Summary of Carrying Amounts and Estimated Fair Values of Total Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 609,644	$ 602,089
Fair value	$ 616,168	$ 589,783